CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Narrative) (Details) - Dec. 31, 2015 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY [Abstract]
PRC Subsidiary and VIEs restricted amount	$ 73,187	¥ 474,093